First Allmerica Financial Life Insurance Company 440 Lincoln Street Worcester, MA 01653 508-855-1000 – phone	allmericafinancial.com * 800.366.1492 –Commonwealth Select Life Plus

SEMI-ANNUAL REPORT – 6/30/2007

FOR CONTRACT HOLDERS OF:  ALLMERICA SELECT LIFE PLUS

September 10, 2007

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Subj:	SEPARATE ACCOUNT IMO 1940 Act Registration Number: 811-10433 1933 Act Registration Numbers: 333-64162 CIK: 0001113498 Rule N30-d Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate  Account IMO, a unit investment trust registered under the Act, mailed to its contract owners the annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
Goldman Sachs Variable Insurance Trust	1046292	August 30, 2007
AIM Variable Insurance Funds	896435	August 23, 2007
AllianceBernstein Variable Products Series Fund, Inc.	825316	August 24, 2007 August 27, 2007
Fidelity Variable Insurance Products Fund	356494	August 27, 2007
Fidelity Variable Insurance Products Fund II	831016	August 27, 2007
Fidelity Variable Insurance Products Fund III	927384	August 27, 2007
Franklin Templeton Variable Insurance Products Trust	837274	August 27, 2007
MFS Variable Insurance Trust	918571	August 23, 2007
Oppenheimer Variable Account Funds	752737	August 28, 2007

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

/s/ JON-LUC DUPUY

Jon-Luc Dupuy
Vice President, Assistant General Counsel
and Assistant Corporate Secretary

Commonwealth Annuity and Life Insurance Company
132 Turnpike Road, Suite 210 * Southborough, MA 01772

Signing on behalf of First Allmerica Financial Life Insurance Company pursuant to Power of Attorney dated April 2, 2007